Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 4,770	$ (3,186)	$ (14,246)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	458	380	303
Amortization of beneficial conversion feature of convertible debt	0	184	3,228
Financing costs related to warrant repricing	0	0	1,147
Stock-based compensation	5,690	725	967
Gain on conversion and extinguishment of debt	0	(252)	0
Loss on disposal of fixed assets	0	6	32
Changes in operating assets and liabilities:
Accounts receivable	1,447	(492)	430
Inventory	(626)	(473)	(263)
Prepaid expenses and other current assets	(251)	(74)	(28)
Accounts payable	312	1,592	682
Deferred rent	(87)	101	85
Accrued warranty	115	0	0
Accrued expenses and other current liabilities	81	56	(108)
Income taxes payable	41	0	0
Deferred revenue	119	(159)	51
Net cash provided by (used in) operating activites	12,069	(1,592)	(7,720)
CASH FLOWS FROM INVESTING ACTIVITIES:
Redemption of marketable securities	0	0	125
Purchases of property and equipment	(962)	(527)	(394)
Net cash used in investing activities	(962)	(527)	(269)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	0	8,000	976
Deferred finance charges	(389)	0	0
Proceeds from exercise of warrants	240	100	0
Proceeds from exercise of stock options	30	32	0
Payments of capitalized lease obligations	(10)	(13)	(12)
Net cash (used in) provided by financing activities	(129)	8,119	964
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,978	6,000	(7,025)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	6,987	987	8,012
CASH AND CASH EQUIVALENTS - END OF YEAR	17,965	6,987	987
Noncash financing and investing activities:
Issuance of common stock in connection with conversion of debt	0	10,000	0
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	246	226	675
Cash paid during the period for income taxes	$ 163	$ 0	$ 0